Offsetting	12 Months Ended
Dec. 31, 2015
Offsetting [Abstract]
Offsetting [Text Block]
(12)         Offsetting.

As indicated in Note (1), the Trust’s assets are currently indirectly allocated to each of the Trading Companies.  All of the Trading Companies utilize RJO as their clearing broker.  Each Trading Company has its own separate clearing agreement with RJO, under which each of the Trading Companies are subject to master netting agreements or similar arrangements that allow RJO to offset any assets of the individual entity by any liabilities of the individual Trading Company, as necessary, if RJO determines that the amount of margin is not appropriate or the Trading Company is not able to perform.  Each of the Trading Companies hold significant cash deposits with RJO, which can be and is used by the Trading Companies to settle any obligations due to RJO.  The master netting agreements or similar arrangements do not apply to amounts owed to/from different counterparties and they do not apply across different Trading Companies.

For financial reporting purposes, the Trust nets its similar derivative assets and liabilities that are subject to netting arrangements in the Statements of Financial Condition.  The following tables present the Trust’s derivative assets and liabilities by investment type and by counterparty, net of amounts available for offset under a master netting agreement, along with the related collateral received or pledged by the Trading Companies (cash on deposit with broker) as of December 31, 2015 and December 31, 2014:

	Offsetting of Derivative Assets

	As of December 31, 2015			As of December 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Assets Presented in the Statement of Financial Condition

Futures and forward contracts	$185,942	$(182,528)	$3,414	$624,202	$(142,271)	$481,931

	$185,942	$(182,528)	$3,414	$624,202	$(142,271)	$481,931

	Derivative Assets and Collateral Held by Counterparty

	As of December 31, 2015				As of December 31, 2014
	Net Amount of Assets in the	Gross Amounts Not Offset in the Statement of Financial Condition			Net Amount of Assets in the	Gross Amounts Not Offset in the Statement of Financial Condition
Individual Trading Companies (with derivative assets and collateral held by RJO)	Statement of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount	Statement of Financial Condition	Financial Instruments	Cash Collateral Received	Net Amount

OASIS PGR, LLC	$(26,242)	$-	$-	$(26,242)	$297,570	$-	$-	$297,570
OASIS ROW, LLC	11,674	-	-	11,674	184,361	-	-	184,361
OASIS TWC, LLC	(715)	-	-	(715)	-	-	-	-
OASIS Claughton, LLC	18,697	-	-	18,697	-	-	-	-

	$3,414	$-	$-	$3,414	$481,931	$-	$-	$481,931

	Offsetting of Derivative Liabilities

	As of December 31, 2015			As of December 31, 2014
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Liabilities Presented in the Statement of Financial Condition	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Condition	Net Amounts of Liabilities Presented in the Statement of Financial Condition

Futures and forward contracts	$182,528	$(182,528)	$-	$142,271	$(142,271)	$-
Options written on futures contracts	8,059	-	8,059	15,976	-	15,976

	$190,587	$(182,528)	$8,059	$158,247	$(142,271)	$15,976

	Derivative Liabilities and Collateral Pledged by Counterparty

	As of December 31, 2015				As of December 31, 2014
	Net Amount of Liabilities in	Gross Amounts Not Offset in the Statement of Financial Condition			Net Amount of Liabilities in	Gross Amounts Not Offset in the Statement of Financial Condition
Individual Trading Companies (with derivative liabilities and collateral held by RJO)	the Statement of Financial Condition	Financial Instruments	Cash Deposits Held by Broker	Net Amount	the Statement of Financial Condition	Financial Instruments	Cash Deposits Held by Broker	Net Amount

OASIS ROW, LLC	$8,059	$(8,059)	$-	$-	$15,976	$(15,976)	$-	$-

	$8,059	$(8,059)	$-	$-	$15,976	$(15,976)	$-	$-